Stock- Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of the Company's restricted stock activity
Outstanding at beginning of year	1,266,201	1,304,386	1,166,900
Restricted stock granted	300,677	348,460	429,221
Vested	(16,072)	(300,598)	(287,075)
Forfeited	(245,915)	(86,047)	(4,660)
Outstanding at end of year	1,304,891	1,266,201	1,304,386